Trade accounts and other payables	12 Months Ended
Mar. 31, 2024
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Trade accounts and other payables
16. Trade accounts and other payables
Trade accounts and other payables consists of the following:

	Yen in millions
	March 31,
	2023	2024

Accounts and notes payables	3,819,334	3,828,068
Other payables	1,166,974	1,423,289

Total	4,986,309	5,251,357

Trade accounts and other payables are classified as financial liabilities measured at amortized cost.